Income Taxes (Details 2) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax expense (benefit)
Income (loss) before income taxes					$ (41,900,000)	$ 37,500,000	$ (1,300,000)	$ 22,200,000	$ (19,500,000)
Income tax expense (benefit) at U.S. Federal statutory rate					(14,700,000)	13,100,000	(500,000)	7,700,000	(6,800,000)
Federal income tax expense related to unremitted earnings of foreign subsidiaries								1,700,000	3,200,000
U.S. Federal and foreign withholding tax on dividend from foreign subsidiary								500,000	2,400,000
Foreign income not taxable, foreign income tax losses not benefited and rate differential						900,000		900,000	(700,000)
Federal income taxes related to "check the box" election						(300,000)		(300,000)	100,000
State income taxes, net of Federal income tax benefit					(700,000)	1,800,000		(2,500,000)	100,000
Other					1,400,000	(1,000,000)	500,000	(400,000)	800,000
Income tax expense (benefit)	$ (13,952,000)	$ 7,577,000	$ (906,000)	$ 14,552,000	$ (13,952,000)	$ 14,552,000		$ 7,577,000	$ (906,000)